Earnings Per Share Attributable To Ordinary Equity Holders of The Parent - Additional information (Detail)	12 Months Ended
Dec. 31, 2020 HKD ($)
Earnings per share [line items]
Increase Decrease Through The Adjustment Effect Of Interest On The Convertible Bond	$ 7,717,348
Increase (decrease) in credit derivative, fair value	7,765,148
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	$ 528,958